DOCUMENT AND ENTITY INFORMATION Document	May 25, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 25, 2020
Entity Registrant Name	Live Nation Entertainment, Inc.
Entity Central Index Key	0001335258
Amendment Flag	true
Amendment Description	On May 26, 2020, Live Nation Entertainment, Inc. filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Original Form 8-K”) in connection with the termination of a material definitive agreement. This Current Report on Form 8-K/A (“Amendment No. 1”) is being filed solely to include the Cover Page Interactive Data File as it was not included in the Original Form 8-K due to a software error experienced during the filing process. Except for the inclusion of the Cover Page Interactive Data File, Amendment No. 1 does not modify or update other disclosures in the Original Form 8-K.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32601
Entity Tax Identification Number	20-3247759
Entity Address, Address Line One	9348 Civic Center Drive
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90210
City Area Code	310
Local Phone Number	867-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $.01 Par Value Per Share
Trading Symbol	LYV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false